ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES
Research contract expenses	$ 381,862	$ 193,537
Payroll	759,833	557,937
Payroll taxes	153,552	199,582	$ 148,899
Investor Relation firm fees	98,000	584,000	528,000
Professional fees	115,451	144,377	173,095
Other Expenses	61,222	5,976	5,802
Total	$ 1,569,920	$ 1,685,409	$ 960,848